Equity (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share movements
Total shares at the beginning	101,017,081,114	99,444,132,192
Capitalization of retained earnings	1,819,784,762	1,572,948,922	1,819,784,762
Total shares at the end		101,017,081,114	99,444,132,192